Convertible Loans and Shareholder Loans (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Loans and Shareholder Loans [Abstract]
Schedule of Convertible Loans and Shareholder Loans Measured at Amortized Cost	As of December 31, 2022 and 2023, the balances of convertible loans and shareholder loans measured at amortized cost and fair value respectively, were summarized as below:
	As of December 31,
	At amortized cost		At fair value
	2022	2023	2022	2023
	RMB	RMB	RMB	RMB
Current:
January 2019 Shareholder Loan	14,062,844	14,301,310	-	-
November 2020 Shareholder Loan	4,875,220	4,957,890	-	-
February 2021 Shareholder Loan	584,922	6,891,043

Subtotal	19,522,986	26,150,243	-	-

2020 Convertible Loan (i)	-	-	7,031,189	-
August 2021 Convertible Loan	12,000,000	-	-	-
Feb 2022 Convertible Loan	3,482,300	-	-	-
May 2022 Convertible Loan	3,482,300	3,541,350	-	-
August 2022 Convertible Loan (iii)	-		-	3,919,092
December 2022 Convertible Loan (ii)	-		7,918,137	-
May & June 2023 Convertible Loan (iv)	-	-	-	2,453,738

Subtotal	18,964,600	3,541,350	14,949,326	6,372,830

Total	38,487,586	29,691,593	14,949,326	6,372,830

Non-current:
February 2021 Shareholders Loan	62,170,776	56,928,815	-	-
December 2022 Shareholders’ Loan	13,929,200	-	-	-

Subtotal	76,099,976	56,928,815	-	-

August 2021 Convertible Loan	-	3,500,000	-	-
August 2022 Convertible Loan (iii)	-	-	3,897,606	-
December 2022 Convertible Loan (ii)	-	-	-	6,895,363
May & June 2023 Convertible Loans (iv)	-	-	-	1,068,651

Subtotal	-	3,500,000	3,897,606	7,964,014

Total	76,099,976	60,428,815	3,897,606	7,964,014
(i)	The aggregate unpaid principal balances of 2020 Convertible Loan recorded at fair value option was RMB4,178,632 (US$599,982) and RMB nil as of December 31, 2022 and 2023 respectively. The amount of the fair value carrying amount over the aggregate unpaid principal balance was RMB2,852,557 (US$409,579) and RMB nil as of December 31, 2022 and 2023, respectively.
(ii)	The aggregate unpaid principal balances of December 2022 Convertible Loan which was recorded at fair value option was RMB6,964,600 (US$1,000,000) and RMB7,082,700 (US$1,000,000) as of December 31, 2022 and 2023 respectively. The amount of the fair value carrying amount over and under the aggregate unpaid principal balance was RMB953,537 (US$136,912) and RMB187,337 (US$26,450) as of December 31, 2022 and 2023, respectively.
(iii)	The aggregate unpaid principal balances of August 2022 Convertible Loan which was recorded at fair value option was RMB3,482,300 (US$500,000) and RMB3,541,350 (US$500,000) as of December 31, 2022 and 2023 respectively. The amount of the fair value carrying amount over the aggregate unpaid principal balance was RMB415,306 (US$59,631) and RMB377,742 (US$53,333) as of December 31, 2022 and 2023, respectively.
(iv)	The aggregate unpaid principal balances of May&June 2023 Convertible Loans which was recorded at fair value option was RMB3,741,553 (US$518,211) as of December 31, 2023. The amount of the fair value carrying amount over the aggregate unpaid principal balance was RMB72,981 (US$10,304) as of December 31, 2023.